Condensed Interim Statements of Comprehensive Loss - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Expenses
Consulting fee (note 10)	$ 3,016	$ 12,715
Finance and interest (notes 7 and 10)	7,993	8,747
Employee benefits (note 10)	4,559	37,550
Office, rent and miscellaneous (note 7)	6,114	6,208
Regulatory and transfer fees	3,823	3,075
Net and Comprehensive Loss for the Period	$ (25,505)	$ (68,295)
Basic Loss per Common Share	$ (0.00)	$ (0.00)
Diluted Loss per Common Share	$ (0.00)	$ (0.00)
Weighted Average Number of Common Shares Outstanding - Basic	15,205,947	13,745,947
Weighted Average Number of Common Shares Outstanding - Diluted	15,205,947	13,745,947